Property, plant and equipment - Disclosure of movements of right-of-use assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	£ 505	£ 630
Exchange adjustments	24	21
Additions	286	104
Acquisition of NGED (note 37)		9
Reclassification to held for sale (note 10)		(11)
Modifications of leases		(122)
Disposals	(14)	(3)
Depreciation charge for the year	(130)	(123)
Right-of-use assets, ending balance	671	505
Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	225	365
Exchange adjustments	10	10
Additions	101	14
Acquisition of NGED (note 37)		7
Reclassification to held for sale (note 10)		(7)
Modifications of leases		(122)
Disposals	(13)	(2)
Depreciation charge for the year	(42)	(40)
Right-of-use assets, ending balance	281	225
Plant and machinery
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	70	81
Exchange adjustments	1	1
Additions	97	2
Acquisition of NGED (note 37)		2
Reclassification to held for sale (note 10)		0
Modifications of leases		0
Disposals	0	0
Depreciation charge for the year	(18)	(16)
Right-of-use assets, ending balance	150	70
Assets in the course of construction
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	0	0
Exchange adjustments	0	0
Additions	0	0
Acquisition of NGED (note 37)		0
Reclassification to held for sale (note 10)		0
Modifications of leases		0
Disposals	0	0
Depreciation charge for the year	0	0
Right-of-use assets, ending balance	0	0
Motor vehicles and office equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	210	184
Exchange adjustments	13	10
Additions	88	88
Acquisition of NGED (note 37)		0
Reclassification to held for sale (note 10)		(4)
Modifications of leases		0
Disposals	(1)	(1)
Depreciation charge for the year	(70)	(67)
Right-of-use assets, ending balance	£ 240	£ 210